INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 26,296	$ 27,848
Work in process	105,564	73,437
Finished goods	5,672	4,396
Inventory, net, total	137,532	105,681
Aggregate inventory write-downs	$ 1,391	$ 621